DEFERRED REVENUES	12 Months Ended
Dec. 31, 2014
DEFERRED REVENUES [Abstract]
DEFERRED REVENUES

NOTE          DEFERRED REVENUES
12:-

The Company offers extended warranty contracts, generally for periods of one to three years after the standard warranty period has expired. The Company recognizes extended warranty contract revenue ratably over the life of the contract.

The following table reflects changes in the Company's deferred revenue during the years ended December 31:

	December 31,
	2014	2013

Balance at the beginning of the year	$16,462	$15,910
Deferral of new sales	14,910	12,821
Recognition of previously deferred revenue	(13,001)	(11,986)
Foreign currency translation adjustments	(535)	(283)

Balance at the end of the year	$17,836	$16,462

The following table reflects the Company's current and long-term deferred revenues:

	December 31,
	2014	2013

Total deferred revenues	$17,836	$16,462
Less - current portion	14,054	13,001

Long-term deferred revenues	$3,782	$3,461